CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY) - UNAUDITED CONDENSED BALANCE SHEET (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 19,691	$ 21,089
Total current assets	107,223	107,327
TOTAL ASSETS	1,013,646	1,042,710
CURRENT LIABILITIES:
Derivative warrant liabilities	7,974	28,647
TOTAL LIABILITIES	253,212	273,437
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	875,522	871,527
Accumulated deficit	(256,836)	(246,761)
Accumulated other comprehensive loss	(90)	(151)
TOTAL CONTROLLING SHAREHOLDERS’ EQUITY	618,608	624,626
Noncontrolling Interest	141,826	144,647
TOTAL SHAREHOLDERS' EQUITY	760,434	769,273	$ 767,251	$ 799,898
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 1,013,646	$ 1,042,710
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares outstanding (in shares)	110,451,097	101,228,857
Ordinary shares	$ 11	$ 9
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized (in shares)	100,000,000	100,000,000
Ordinary shares outstanding (in shares)	12,053,331	20,847,553
Ordinary shares	$ 1	$ 2
Parent Company
CURRENT ASSETS:
Cash and cash equivalents	868		419
Intercompany receivable	46,112		51,964
Total current assets	46,980		52,383
Investment in subsidiary	721,429		745,537
TOTAL ASSETS	768,409		797,920
CURRENT LIABILITIES:
Derivative warrant liabilities	7,974		28,647
TOTAL LIABILITIES	7,974		28,647
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	875,523		871,527
Accumulated deficit	(256,836)		(246,761)
Accumulated other comprehensive loss	(90)		(151)
TOTAL CONTROLLING SHAREHOLDERS’ EQUITY	618,609		624,626
Noncontrolling Interest	141,826		144,647
TOTAL SHAREHOLDERS' EQUITY	760,435		769,273
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 768,409		797,920
Parent Company | Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares outstanding (in shares)	110,451,097	101,228,857
Ordinary shares	$ 11		9
Parent Company | Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares outstanding (in shares)	12,053,331	20,847,553
Ordinary shares	$ 1		$ 2